COMPANY'S OPERATIONS - Dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMPANY'S OPERATIONS
Amount of interim dividends declared	R$ 1,500,000	R$ 2,350,000
Amount of supplementary dividends approved		R$ 799,903